Accounts payable, accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2023 and 2022:

	As of December 31,
	2023		2022
Deferred revenue	$827,525	(a)	$547,662
Accounts payable and accrued expenses	444,042		475,166
Accrued interest	348,568		336,910
Operating lease liabilities (Note 17)	92,083		135,215
Derivative liabilities (Note 12)	80,840		—
	$1,793,058		$1,494,953

(a)In September 2023, deferred revenue increased by $124 million due to the Azul Restructuring. Refer to Note 11—Other assets for further details.